Investment Objectives and Goals - Capital Group U.S. Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group U.S. Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide prudent growth of capital and conservation of principal.